Stockholders' Equity	9 Months Ended	12 Months Ended
	May 31, 2017	Aug. 31, 2016
Equity [Abstract]
Stockholders’ Equity

NOTE 5 - STOCKHOLDERS’ EQUITY

Pursuant to the September 15, 2016 change in control agreement (see Note 1), a representative of UBI paid into an attorney trust account $150,000 on September 14, 2016 and $67,500 on October 11, 2016, for a total of $217,500. The $217,500 consisted of $200,000 for the newly issued shares of Class A, Class B Voting, and Class C Common Stock and $17,500 for the payment of specific expenses.

Starting in December 2016, the Company engaged the services of a total of 45 employees and non-employees to perform certain marketing, research and development and investor relations services. The related agreements, which were executed in March 2017, provide for the contractors to work for the Company for terms ranging from September 2016 to January 1, 2017 to December 31, 2017 for compensation including the issuance of a total of 8,400,000 shares of Class C common stock (which occurred April 3, 2017).

The $1,680,000 estimated fair value of the 8,400,000 shares of Class C common stock (using a price of $0.20 per share) was recorded as prepaid expenses and is being expensed evenly over the year ended December 31, 2017 (see Note 4). For the three and nine months ended May 31, 2017, we recognized stock-based salaries expense of $72,500 and $120,833, respectively, and recognized stock-based consulting fees expe3nse of $347,500 and $579,167, respectively, from these agreements.

On May 1, 2017, the Company issued 500,000 restricted shares of Class A common stock to a consultant pursuant to a Consulting Agreement dated April 28, 2017 with a service term of two years expiring April 30, 2019. The $1,480,000 estimated fair value of the 500,000 shares of Class A common stock (using a price of $2.96 per share based on a $3.95 closing trading price on April 28, 2017 less a 25% restricted stock discount) was recorded as a prepaid expense and is being expensed evenly over the 2 year service period expiring April 30, 2019. For the three and nine months ended May 31, 2017, we recognized stock-based consulting fees expense of $61,667 and $61,667, respectively, from this agreement.

During the year ended August 31, 2012, the Company committed to issue a total of approximately 1,390 shares of common stock to various parties for services rendered or other consideration valued at a total of $90,521 based on the prevailing trading price of the Company’s common stock at the dates of the respective commitments. The related expenses were recorded in the year ended August 31, 2012 but the shares have never been issued.

NOTE 5 - STOCKHOLDERS’ DEFICIT

At August 31, 2016, the Company was authorized to issue 70,000,000 shares of its $0.001 par value common stock and 5,000,000 shares of its $0.001 par value preferred stock. On November 21, 2016 (see Note 12), the Company changed its authorized capital stock.

During the year ended August 31, 2012, the Company committed to issue a total of approximately 1,390 shares of common stock to various parties for services rendered or other consideration valued at a total of $90,521 based on the prevailing trading price of the Company’s common stock at the dates of the respective commitments. The related expenses were recorded in the year ended August 31, 2012 but the shares have never been issued.